List of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Centogene GmbH
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Centogene Fz Llc, United Arab Emirates
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Centogene US LLC, Burlington, USA
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Centogene GmbH, Vienna
List of subsidiaries
Ownership interest in subsidiary (in percent)	90.00%	90.00%
Centogene India Pvt. Ltd
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Additional percentage ownership in subsidiary acquired		49.00%
Centogene Switzerland AG
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Centosafe B.V.
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%
Centogene d.o.o Belgrade
List of subsidiaries
Ownership interest in subsidiary (in percent)	100.00%	100.00%